Trade receivables - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables [Abstract]
Gross carrying amount	$ 106,402	$ 72,009
Allowance for expected credit losses	(883)	(712)	$ (2,557)
Trade receivables—net	$ 105,519	$ 71,297